Note 22 - Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]
(22)	Disclosures About Fair Value of Financial Instruments

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements. The definition of fair value focuses on the exit price, i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not the entry price, i.e., the price that would be paid to acquire the asset or received to assume the liability at the measurement date. The statement emphasizes that fair value is a market-based measurement; not an entity-specific measurement. Therefore, the fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.

Valuation Hierarchy

FASB ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

•

Level 2 - inputs to the valuation methodology include all prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 - inputs to the valuation methodology that are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Following is a description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Asset

Securities available-for-sale - Where quoted prices are available for identical securities in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government securities and certain other financial products. If quoted market prices are not available, then fair values are estimated by using pricing models that use observable inputs or quoted prices of securities with similar characteristics and are classified within Level 2 of the valuation hierarchy. In certain cases where there is limited activity or less transparency around inputs to the valuation and more complex pricing models or discounted cash flows are used, securities are classified within Level 3 of the valuation hierarchy. Quarterly we will validate prices supplied by our third party vendor by comparison to prices obtained from third parties.

Hedged loans - The fair value of our hedged loan portfolio is intended to approximate the fair value that a market participant would realize in a hypothetical orderly transaction.

Collateral dependent loans - Collateral dependent loans are measured at the fair value of the collateral securing the loan less estimated selling costs. The fair value of real estate collateral is determined based on real estate appraisals which are generally based on recent sales of comparable properties which are then adjusted for property specific factors. Non-real estate collateral is valued based on various sources, including third party asset valuations and internally determined values based on cost adjusted for depreciation and other judgmentally determined discount factors. Collateral dependent loans are classified within Level 3 of the valuation hierarchy due to the unobservable inputs used in determining their fair value such as collateral values and the borrower's underlying financial condition.

Other real estate owned - Other real estate owned (“OREO”) represents real estate foreclosed upon by the Company through loan defaults by customers or acquired in lieu of foreclosure. Upon acquisition, the property is recorded at the lower of cost or fair value, based on appraised value, less selling costs estimated as of the date acquired with any loss recognized as a charge-off through the allowance for credit losses. Additional OREO losses for subsequent valuation downward adjustments are determined on a specific property basis and are included as a component of noninterest expense along with holding costs. Any gains or losses realized at the time of disposal are also reflected in noninterest income. OREO is included in Level 3 of the valuation hierarchy due to the lack of observable market inputs into the determination of fair value. Appraisal values are property-specific and sensitive to the changes in the overall economic environment.

Mortgage loans held for sale - Mortgage loans held for sale are carried at fair value, and are classified within Level 2 of the valuation hierarchy. The fair value of mortgage loans held for sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan.

Derivative instruments - The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Other investments - Included in other investments are investments recorded at fair value primarily in certain nonpublic investments and funds. The valuation of these nonpublic investments requires management judgment due to the absence of observable quoted market prices, inherent lack of liquidity and the long-term nature of such assets. These investments are valued initially based upon transaction price. The carrying values of other investments are adjusted either upwards or downwards from the transaction price to reflect expected exit values as evidenced by financing and sale transactions with third parties. These investments are included in Level 3 of the valuation hierarchy if the entities and funds are not widely traded and the underlying investments are in privately-held and/or start-up companies for which market values are not readily available.

The following tables present the financial instruments carried at fair value as of  December 31, 2022 and December 31, 2021, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2022
Hedged Loans	$25,452	—	25,452	—
Investment securities available-for-sale:
U.S. Treasury and other U.S. government agencies	6,497	6,497	—	—
U.S. Government sponsored enterprises	145,212	—	145,212	—
Mortgage-backed securities	444,438	—	444,438	—
Asset-backed securities	45,250	—	45,250	—
Corporate bonds	2,403	—	2,403	—
State and municipal securities	179,012	—	179,012	—
Total investment securities available-for-sale	822,812	6,497	816,315	—
Mortgage loans held for sale	3,355	—	3,355	—
Derivative instruments	4,705	—	4,705	—
Other investments	1,965	—	—	1,965
Total assets	$858,289	6,497	849,827	1,965

Derivative instruments	$—	—	—	—
Total liabilities	$—	—	—	—

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2021
Hedged Loans	$28,717	—	28,717	—
Investment securities available-for-sale:
U.S. Treasury and other U.S. government agencies	7,221	7,221	—	—
U.S. Government sponsored enterprises	159,230	—	159,230	—
Mortgage-backed securities	461,777	—	461,777	—
Asset-backed securities	46,713	—	46,713	—
Corporate bonds	2,575	—	2,575	—
State and municipal securities	220,069	—	220,069	—
Total investment securities available-for-sale	897,585	7,221	890,364	—
Mortgage loans held for sale	11,843	—	11,843	—
Derivative instruments	1,855	—	1,855	—
Other investments	2,034	—	—	2,034
Total assets	$942,034	7,221	932,779	2,034

Derivative instruments	$—	—	—	—
Total liabilities	$—	—	—	—

	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2022
Other real estate owned	$—	—	—	—
Collateral dependent loans (¹)	638	—	—	638
Total	$638	—	—	638
December 31, 2021
Other real estate owned	$—	—	—	—
Impaired loans, net (¹)	668	—	—	668
Total	$668	—	—	668

(1)	As of December 31, 2022 no valuation allowance was recorded on collateral dependent loans. As of December 31, 2021 no valuation allowance was recorded on impaired loans.

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which we have utilized Level 3 inputs to determine fair value at  December 31, 2022 and 2021:

	Valuation Techniques (2)	Significant Unobservable Inputs	Range (Weighted Average)
Collateral dependent loans	Appraisal	Estimated costs to sell	10%
Other real estate owned	Appraisal	Estimated costs to sell	10%

(1)	The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent.

In the case of its investment securities portfolio, the Company monitors the valuation technique utilized by various pricing agencies to ascertain when transfers between levels have been affected. The nature of the remaining assets and liabilities is such that transfers in and out of any level are expected to be rare. For the twelve months ended December 31, 2022, there were no transfers between Levels 1, 2 or 3.

The table below includes a rollforward of the balance sheet amounts for the year ended  December 31, 2022 and 2021 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology (in thousands):

	For the Year Ended December 31,
	2022	2021
	Other Assets	Other Assets
Fair value, January 1	$2,034	$—
Total realized gains (losses) included in income	(69)	34
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—
Purchases, issuances and settlements, net	—	2,000
Transfers out of Level 3	—	—
Fair value, December 31	$1,965	$2,034
Total realized gains (losses) included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$(69)	$34

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments that are not measured at fair value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flow models. Those models are significantly affected by the assumptions used, including the discount rates, estimates of future cash flows and borrower creditworthiness. The fair value estimates presented herein are based on pertinent information available to management as of  December 31, 2022 and December 31, 2021. Such amounts have not been revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Cash and cash equivalents - The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

Loans - The fair value of our loan portfolio includes a credit risk factor in the determination of the fair value of our loans. This credit risk assumption is intended to approximate the fair value that a market participant would realize in a hypothetical orderly transaction. Our loan portfolio is initially fair valued using a segmented approach. We divide our loan portfolio into the following categories: variable rate loans, collateral dependent loans and all other loans. The results are then adjusted to account for credit risk.

For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values approximate carrying values. Fair values for collateral dependent loans are estimated using discounted cash flow models or based on the fair value of the underlying collateral. For other loans, fair values are estimated using discounted cash flow models, using current market interest rates offered for loans with similar terms to borrowers of similar credit quality. The values derived from the discounted cash flow approach for each of the above portfolios are then further discounted to incorporate credit risk to determine the exit price.

Mortgage servicing rights - The fair value of servicing rights is based on the present value of estimated future cash flows of mortgages sold, stratified by rate and maturity date. Assumptions that are incorporated in the valuation of servicing rights include assumptions about prepayment speeds on mortgages and the cost to service loans.

Deposits and Federal Home Loan Bank advances - Fair values for deposits and Federal Home Loan Bank advances are estimated using discounted cash flow models, using current market interest rates offered on deposits with similar remaining maturities.

Off-balance sheet instruments - The fair values of the Company’s off-balance-sheet financial instruments are based on fees charged to enter into similar agreements. However, commitments to extend credit do not represent a significant value to the Company until such commitments are funded.

The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at  December 31, 2022 and December 31, 2021. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization.

(in Thousands)	Carrying/Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2022
Financial assets:
Cash and cash equivalents	$104,789	104,789	104,789	—	—
Loans, net	3,088,344	2,992,161	—	—	2,992,161
Mortgage servicing rights	1,065	1,252	—	1,252	—
Financial liabilities:
Deposits	3,892,705	3,210,581	—	—	3,210,581

December 31, 2021
Financial assets:
Cash and cash equivalents	$453,418	453,418	453,418	—	—
Loans, net	2,444,282	2,439,539	—	—	2,439,539
Financial liabilities:
Deposits	3,555,071	3,227,520	—	—	3,227,520

(1)

Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.